Financial Assets And Financial Liabilities - Summary of Financial assets by class and category (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	€ 124,956	€ 139,533
Financial assets measured at FVTPL	5,030	56,852
Financial assets measured at FVTOCI	239	210
Total	130,225	196,595
Trade And Other Financial Receivable [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	39,827	23,757
Total	39,827	23,757
Trade And Other Financial Receivable [Member] | Customer Sales And Services [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	39,797	22,528
Total	39,797	22,528
Trade And Other Financial Receivable [Member] | Other Receivables [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	16	7
Total	16	7
Trade And Other Financial Receivable [Member] | Loans To Employees [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	14	2
Total	14	2
Trade And Other Financial Receivable [Member] | Loans Granted To Joint Ventures [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost		685
Total		685
Trade And Other Financial Receivable [Member] | Receivables From Joint Venture [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost		535
Total		535
Non Current Financial Assets [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	1,133	1,299
Total	1,133	1,299
Non Current Financial Assets [Member] | Loans Granted To Joint Venture [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost		566
Total		566
Non Current Financial Assets [Member] | Guarantee Deposit [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	1,133	733
Total	1,133	733
Other Current Financial Assets [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	688	612
Financial assets measured at FVTPL	5,030	56,852
Financial assets measured at FVTOCI	239	210
Total	5,957	57,674
Other Current Financial Assets [Member] | Loans Granted To Joint Venture [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	128	130
Financial assets measured at FVTPL	5,030	56,852
Financial assets measured at FVTOCI	239	210
Total	5,397	57,192
Other Current Financial Assets [Member] | Guarantee Deposit [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	560	482
Total	560	482
Cash And Cash Equivalents [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	83,308	113,865
Total	€ 83,308	€ 113,865